ADVANCE FROM SHAREHOLDER	6 Months Ended
Jun. 30, 2023
Advance From Shareholder
ADVANCE FROM SHAREHOLDER

NOTE 7 – ADVANCE FROM SHAREHOLDER

The Company borrows funds from the Company’s CEO for working capital purposes from time to time. The Company has recorded the principal balance due of $30,000 and $0 under Advance From Shareholder in the accompanying Balance Sheets at June 30, 2023 and December 31, 2022, respectively. The Company received advances of $30,000 and $0 and no repayments for the six months ended June 30, 2023 and 2022. The advance from our CEO was not made pursuant to any loan agreements or promissory notes, are non-interest bearing and due on demand.